Income Taxes - Schedule of Changes in Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Valuation allowance at beginning of year	$ 11,715	$ 7,559	$ 4,305
Increases recorded to income tax provision	12,735	4,156	3,254
Valuation allowance at end of year	$ 24,450	$ 11,715	$ 7,559